INCOME TAX (Details 3) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Less: valuation allowance	$ (1,055,378)	$ (16,234)
Net operating loss carryforwards	1,055,378	16,234
Deferred tax assets, net	0	0
Singapore [Member]
Net operating loss carryforwards	82	0
United States [Member]
Net operating loss carryforwards	1,034,188	0
Hong Kongs [Member]
Net operating loss carryforwards	$ 21,108	$ 16,234